Leases - Summary of Fixed and Variable Components of Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Fixed lease payments	$ 1,498,556	$ 1,540,130	$ 1,376,577
Variable lease payments	150,735	155,787	144,078
Rental revenue	$ 1,649,291	$ 1,695,917	$ 1,520,655